THE FEDERAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            YIELD TO
    AMOUNT                                                        MATURITY            MATURITY/
(IN THOUSANDS)              SECURITY DESCRIPTION                    DATE                 RATE                VALUE
--------------   ------------------------------------------  ------------------    ----------------     ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (101.7%)
$      25,000    Federal Farm Credit Bank (due 1/14/99)....       05/01/98                    5.540%(a) $    24,994,879
       50,000    Federal Farm Credit Bank (due 2/10/99)....       05/01/98                    5.510(a)       49,982,934
       40,000    Federal Farm Credit Bank..................  03/02/99-05/03/99          5.375-5.600          39,954,995
       50,010    Federal Farm Credit Bank Discount Note....  05/28/98-06/05/98          5.380-5.390          49,778,122
      100,000    Federal Home Loan Bank (due 3/10/99)......       05/01/98                    5.270(a)       99,949,749
       50,000    Federal Home Loan Bank (due 2/11/99)......       05/11/98                    5.456(a)       49,973,171
       25,000    Federal Home Loan Bank (due 9/17/98)......       05/17/98                    5.431(a)       24,992,510
       50,000    Federal Home Loan Bank (due 8/18/98)......       05/18/98                    5.436(a)       49,988,951
       84,500    Federal Home Loan Bank....................  06/09/98-04/27/99          5.415-5.960          84,474,568
       29,910    Federal Home Loan Bank Discount Note......       05/15/98                    5.400          29,847,189
       50,000    Student Loan Marketing Association (due
                   1/27/99)................................       05/01/98                    5.290(a)       49,985,454
       39,700    Student Loan Marketing Association........  09/16/98-02/10/99          5.400-5.854          39,687,756
      193,472    Student Loan Marketing Association
                   Discount Note...........................       05/01/98                    5.430         193,472,000
      224,900    Tennessee Valley Authority Discount
                   Note....................................  05/01/98-06/03/98          5.380-5.440         224,372,390
                                                                                                        ---------------
                 TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (101.7%)............................       1,011,454,668
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%).....................................         (16,424,193)
                                                                                                        ---------------
                 NET ASSETS (100.0%)...............................................................     $   995,030,475
                                                                                                        ---------------
                                                                                                        ---------------

------------------------------
(a) The date listed under the heading maturity date represents the next interest rate reset date. The actual maturity date is indicated in the security description.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $1,011,454,668
Cash                                                        3,831
Interest Receivable                                     3,726,520
Receivable for Expense Reimbursement                       36,867
Prepaid Trustees' Fees                                      1,841
Prepaid Expenses and Other Assets                             563
                                                   --------------
    Total Assets                                    1,015,224,290
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      19,981,400
Advisory Fee Payable                                      159,892
Administrative Services Fee Payable                        23,843
Administration Fee Payable                                  1,358
Fund Services Fee Payable                                   3,200
Accrued Expenses                                           24,122
                                                   --------------
    Total Liabilities                                  20,193,815
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $  995,030,475
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $18,389,876
EXPENSES
Advisory Fee                                       $658,839
Administrative Services Fee                          97,914
Custodian Fees and Expenses                          35,506
Professional Fees and Expenses                       20,472
Fund Services Fee                                     9,640
Administration Fee                                    4,908
Trustees' Fees and Expenses                           4,107
Amortization of Organization Expenses                   974
Miscellaneous                                         5,006
                                                   --------
    Total Expenses                                  837,366
Less: Reimbursement of Expenses                    (175,288)
                                                   --------
NET EXPENSES                                                      662,078
                                                              -----------
NET INVESTMENT INCOME                                          17,727,798
NET REALIZED GAIN ON INVESTMENTS                                      154
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $17,727,952
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE FISCAL
                                                   APRIL 30, 1998      YEAR ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1997
                                                   --------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   17,727,798   $     17,100,620
Net Realized Gain on Investments                              154             36,079
                                                   --------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       17,727,952         17,136,699
                                                   --------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       2,623,664,030      2,410,983,122
Withdrawals                                        (2,023,345,314)    (2,346,071,346)
                                                   --------------   ----------------
    Net Increase from Investors' Transactions         600,318,716         64,911,776
                                                   --------------   ----------------
    Total Increase in Net Assets                      618,046,668         82,048,475
NET ASSETS
Beginning of Period                                   376,983,807        294,935,332
                                                   --------------   ----------------
End of Period                                      $  995,030,475   $    376,983,807
                                                   --------------   ----------------
                                                   --------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                       FOR THE        FOR THE FISCAL YEAR ENDED     JANUARY 4, 1993
                                                   SIX MONTHS ENDED          OCTOBER 31,           (COMMENCEMENT OF
                                                    APRIL 30, 1998    -------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)      1997   1996   1995   1994    OCTOBER 31, 1993
                                                   ----------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.20%(a) 0.20% 0.20%  0.20%  0.22%                0.26%(a)
  Net Investment Income                                       5.36%(a) 5.18% 5.08%  5.55%  3.65%                2.75%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.05%(a) 0.08% 0.07%  0.06%  0.05%                0.07%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Federal Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rated on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

   d) The portfolio incurred organization expenses in the amount of $27,491. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended April 30, 1998, such fees amounted to $658,839.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $4,908.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $97,914.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.20% of the average daily net assets of the portfolio through February 28, 1999. For the six months ended April 30, 1998, Morgan has agreed to reimburse the portfolio $175,288 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $9,640 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly, The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,000.